RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors Pre-Refunded Municipal Index ETF and VanEck Vectors Short High-Yield Municipal Index ETF (prior to May 1, 2016, Market Vectors AMT-Free Long Municipal Index ETF, Market Vectors AMT-Free Short Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short High-Yield Municipal Index ETF, respectively) that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 20, 2016 (Accession No. 0000930413-16-006474), which is incorporated herein by reference.